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                                         UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION

                                        Washington DC 20549

                                             FORM 13F



                                     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2011

Check here if Amendment [ ]; Amendment number:

This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Tweedy, Browne Company LLC
Address:     350 Park Avenue, 9th Floor
             New York, NY  10022

Form 13F File Number: 28-1222

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Kenneth E. Leopold
Title:    General Counsel
Phone:    212-916-0600

Signature,                  Place,        and Date of Signing:
Kenneth E. Leopold     New York, New York     02/08/2012
Signature                 City,  State          Date

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                     FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                  1

Form 13F Information Table Entry Total:            59

Form 13F Information Table Value Total:    $2,878,438

List of Other Included Managers:

        Provide a numbered list of the name(s) and Form file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                                                       1
Form 13F File Number:                              28-04975
Name:                        Affiliated Managers Group Inc.


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                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AKZO NOBEL NV SPONSORED ADR    ADR              010199305     6937  143037  SH       SOLE                1392620
CANON INC SPONSORED ADR        ADR              138006309     1126   25575  SH       SOLE                 251650
DIAGEO PLC- SPONSORED ADR      ADR              25243Q205    45229  517380  SH       SOLE                 506534
GLAXO SMITHKLINE PLC, ADR      ADR              37733W105     6686  146535  SH       SOLE                 138953
HEINEKEN HOLDINGS 'A' ADRS     ADR              B0DM8G4      11827  290798  SH       SOLE                 273725
HEINEKEN NV ADR                ADR              2419176      10135  436538  SH       SOLE                 427638
NOVARTIS AG ADR                ADR              66987V109    19518  341407  SH       SOLE                 326550
ROCHE HOLDINGS ADR             ADR              771195104     4491  105555  SH       SOLE                 102425
TOTAL SA - SPON ADR            ADR              2898032      11188  218910  SH       SOLE                 210443
UNILEVER ( ul )                ADR              904767704     9818  292910  SH       SOLE                 288905
UNILEVER (UN)                  ADR              904784709    40571 1180430  SH       SOLE                1156570
VODAFONE GROUP-SP ADR          ADR              92857W200      273    9731  SH       SOLE                   6450
HONDA MOTOR CO LTD             COM              6435145     111744 3661655  SH       SOLE                3580755
3M CO                          COM              88579Y101    88805 1086565  SH       SOLE                 944948
ACMAT CORP CLASS A             COM              004616207     1258   51890  SH       SOLE                  51890
AMERICAN EXPRESS COMPANY       COM              025816109    17401  368908  SH       SOLE                 356789
AMERICAN NATIONAL INSURANCE CO COM              028591105    32724  448093  SH       SOLE                 431055
ARTHUR J GALLAGHER             COM              363576109    12544  375124  SH       SOLE                 178074
AT&T INC                       COM              00206R102    20693  684286  SH       SOLE                 288031
AUTOMATIC DATA PROCESSING      COM              053015103    13803  255559  SH       SOLE                 215714
AVATAR HOLDINGS INC            COM              053494100     1018  141719  SH       SOLE                 141089
BANK OF NEW YORK MELLON CORP   COM              064058100    66410 3335509  SH       SOLE                3268727
BAXTER INTERNATIONAL INC       COM              071813109   133764 2703395  SH       SOLE                2671976
BERKSHIRE HATHAWAY INC DEL-A   COM              084670108   139427    1215  SH       SOLE                   1213
BERKSHIRE HATHAWAY INC-DEL-B   COM              084670702    14326  187754  SH       SOLE                 174898
BROADRIDGE FINANCIAL SOLUTIONS COM              11133T103    15016  665920  SH       SOLE                 640480
BROWN AND BROWN INC.           COM              115236101    30631 1353561  SH       SOLE                1323099
CINTAS CORP.                   COM              172908105    17508  502947  SH       SOLE                 487872
CISCO SYSTEMS INC              COM              17275R102    64537 3569517  SH       SOLE                3497327
COCA COLA COMPANY              COM              191216100     8912  127369  SH       SOLE                 124936
COMCAST CORP SPECIAL CLASS A   COM              20030N200    43304 1838037  SH       SOLE                1806492
CONOCOPHILLIPS                 COM              20825c104   206590 2835044  SH       SOLE                2479002
DEVON ENERGY                   COM              25179M103    96023 1548751  SH       SOLE                1525447
EMERSON ELECTRIC COMPANY       COM              291011104    87056 1868547  SH       SOLE                1426057
EXXON MOBIL CORPORATION        COM              30231G102      260    3070  SH       SOLE                   3070
FEDERATED INVESTORS INC (PA.)  COM              314211103     2210  145906  SH       SOLE                   2086
GENUINE PARTS CO               COM              372460105    10009  163540  SH       SOLE                 146325
HENRY SCHEIN INC               COM              806407102    18468  286644  SH       SOLE                 277783
ILLINOIS TOOL WORKS            COM              452308109    16500  353253  SH       SOLE                   2000
JEFFERIES GROUP INC. NEW       COM              472319102     6363  462735  SH       SOLE                 434315
KRAFT FOODS INC-A              COM              50075n104      355    9498  SH       SOLE                   9498
LEUCADIA NATIONAL CORP         COM              527288104    12257  539022  SH       SOLE                 535034
LOCKHEED MARTIN CORP COM       COM              539830109    19432  240197  SH       SOLE                  50970
MCDONALDS CORP                 COM              580135101     4147   41334  SH       SOLE                  41334
NATIONAL WESTERN LIFE INS CO   COM              638522102    15572  114366  SH       SOLE                 111642
NORFOLK SOUTHERN CORP          COM              655844108    29964  411250  SH       SOLE                 401483
SHENANDOAH TELECOMMUNICATIONS  COM              82312B106      418   39840  SH       SOLE                  39840
SYSCO CORP                     COM              871829107    37640 1283343  SH       SOLE                 508853
TORCHMARK CORP                 COM              891027104    45725 1053816  SH       SOLE                1042378
TRUMANSBURG HOME TEL CO        COM              897991105      151   15100  SH       SOLE                  15100
UNIFIRST CORP                  COM              904708104    40992  722453  SH       SOLE                 697949
UNION PACIFIC                  COM              907818108   105336  994295  SH       SOLE                 980709
US BANCORP                     COM              902973304    23011  850700  SH       SOLE                 850700
WAL-MART STORES INC            COM              931142103    92152 1542043  SH       SOLE                1517668
WELLS FARGO & COMPANY          COM              949746101   119014 4318371  SH       SOLE                4243035
COCA COLA FEMSA                COM              191241108   167165 1755754  SH       SOLE                1749616
JOHNSON & JOHNSON              COM              478160104   230902 3520917  SH       SOLE                3004700
MASTERCARD INC.                COM              57636Q104    44845  120285  SH       SOLE                 117745
PHILIP MORRIS INTERNATIONAL    COM              718172109   444254 5660725  SH       SOLE                5452058
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